Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Reconciliation Of Proceeds From Temporary Equity To Outstanding Value (Detail)
As of September 30 30, 2023 and December 31, 2022, the Class A ordinary shares reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds	$750,000,000
Less:
Fair value of Public Warrants at issuance	(36,750,000)
Class A ordinary share issuance costs	(42,110,034)
Plus:
Accretion of carrying value to redemption value	85,722,976

Class A ordinary shares subject to possible redemption, December 31, 2022	756,862,942
Plus:
Accretion of carrying value to redemption value	27,340,679

Class A ordinary shares subject to possible redemption, September 30, 2023	$784,203,621

As of December 31, 2022 the Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$750,000,000
Less
Fair value of Public Warrants at issuance	(36,750,000)
Class A ordinary share issuance costs	(42,110,034)
Plus:
Accretion of carrying value to redemption value	85,722,976

Class A ordinary shares subject to possible redemption	$756,862,942

Schedule of Earnings Per Share, Basic and Diluted	As a result, diluted net income per share of ordinary share is the same as basic net income per share of ordinary share for the periods presented.
The following table reflects the calculation of basic and diluted net income
per ordinary share for the three and nine months ended September 30, 2023 and 2022:

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2023		September 30, 2023
	Class A	Class B	Class A	Class B

Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$7,325,035	$1,831,259	$21,616,047	$5,404,012
Denominator:
Basic and diluted weighted average shares outstanding	75,000,000	18,750,000	75,000,000	18,750,000
Basic and diluted net income per ordinary share	$0.10	$0.10	$0.29	$0.29

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$4,230,442	$1,057,611	$13,679,294	$3,537,749
Denominator:
Basic and diluted weighted average shares outstanding	75,000,000	18,750,000	72,500,000	18,750,000
Basic and diluted net income per ordinary share	$0.06	$0.06	$0.19	$0.19

	For The Year Ended December 31, 2022		For the Period From November 3, 2021 (inception) to December 31, 2021
	Class A	Class B	Class A	Class B

Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$17,918,827	$4,592,958	$—	$(5,000)
Denominator:
Basic and diluted weighted average shares outstanding	73,150,685	18,750,000	—	18,750,000
Basic and diluted net income (loss) per share	$0.24	$0.24	$—	$—